Inventories - Schedule of Inventories (Details) (10K) - USD ($)	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Inventory Disclosure [Abstract]
Equipment and Clearing service		$ 800,514	$ 329,003
Raw Materials		567,720	31,697
Work in process		47,016
Finished goods		388,273	79,020
Total inventories	$ 1,612,000	$ 1,803,523	$ 439,720